Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000060325
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series M
Trading Symbol	WFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	 1-888-877-9275.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00% [1]
AssetsNet	$ 746,577,457
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$746,577,457
# of portfolio holdings	441
Portfolio turnover rate	3%
Total advisory fees paid	$0

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.5
AA/Aa	26.8
A/A	35.1
BBB/Baa	21.2
BB/Ba	4.1
Not Rated	11.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.2
1-3 years	1.3
3-5 years	5.3
5-10 years	18.9
10-20 years	40.5
20-30 years	28.2
30+ years	1.6

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.2
Waller Consolidated Independent School District, 5.00%, 2-15-2045	1.0
County of Broward Port Facilities Revenue Series B AMT, 4.00%, 9-1-2037	0.9
San Francisco City & County Airport Commission San Francisco International Airport Series B, 0.50%, 5-1-2058	0.9
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB, 0.00%, 9-1-2034	0.9
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6-1-2049	0.8
King County Public Hospital District No. 1, 5.00%, 12-1-2035	0.7
Jacksonville Port Authority Series B, 5.00%, 11-1-2044	0.7
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11-1-2034	0.7
Illinois Finance Authority Carle Foundation Obligated Group Series A, 5.00%, 2-15-2045	0.7

Material Fund Change [Text Block]

[1]	Annualized